Equity Capital and Earnings Per Share	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Equity Capital and Earnings Per Share
Note 12     Equity Capital and Earnings Per Share
The authorized capital of MFC consists of:

•	an unlimited number of common shares without nominal or par value; and
•	an unlimited number of Class A, Class B and Class 1 preferred shares without nominal or par value, issuable in series.
(a) Preferred shares and other equity instruments
The following table presents information about the outstanding preferred shares and other equity instruments as at December 31, 2022 and 2021.

As at December 31, 2022	Issue date	Annual dividend/ distribution rate (1)	Earliest redemption date (2),(3)	Number of shares (in millions)	Face amount	Net amount (4)
						2022	2021
Preferred shares
Class A preferred shares
Series 2	February 18, 2005	4.65%	n/a	14	$350	$344	$344
Series 3	January 3, 2006	4.50%	n/a	12	300	294	294
Class 1 preferred shares
Series 3 (5),(6)	March 11, 2011	2.348%	June 19, 2026	7	163	160	160
Series 4 (7)	June 20, 2016	floating	June 19, 2026	1	37	36	36
Series 7 (8)	February 22, 2012	4.312%	March 19, 2022	10	250	–	244
Series 9 (5),(6),(9)	May 24, 2012	5.978%	September 19, 2027	10	250	244	244
Series 11 (5),(6)	December 4, 2012	4.731%	March 19, 2023	8	200	196	196
Series 13 (5),(6)	June 21, 2013	4.414%	September 19, 2023	8	200	196	196
Series 15 (5),(6)	February 25, 2014	3.786%	June 19, 2024	8	200	195	195
Series 17 (5),(6)	August 15, 2014	3.80%	December 19, 2024	14	350	343	343
Series 19 (5),(6)	December 3, 2014	3.675%	March 19, 2025	10	250	246	246
Series 23 (8)	November 22, 2016	4.85%	March 19, 2022	19	475	–	467
Series 25 (5),(6)	February 20, 2018	4.70%	June 19, 2023	10	250	245	245
Other equity instruments
Limited recourse capital notes (10)
Series 1 (11)	February 19, 2021	3.375%	May 19, 2026	n/a	2,000	1,982	1,982
Series 2 (11)	November 12, 2021	4.100%	February 19, 2027	n/a	1,200	1,189	1,189
Series 3 (11)	June 16, 2022	7.117%	June 19, 2027	n/a	1,000	990	–
Total				131	$7,475	$6,660	$6,381

(1)
Holders of Class A and Class 1 preferred shares are entitled to receive non-cumulative
preferential cash dividends on a quarterly basis, as and when declared by the Board of Directors.
Non-deferrable
distributions are payable to all LRCN holders semi-annually at the Company’s discretion.

(2)
Redemption of all preferred shares is subject to regulatory approval. MFC may redeem each series, in whole or in part, at par, on the earliest redemption date or every five years thereafter, except for Class A Series 2, Class A Series 3 and Class 1 Series 4 preferred shares. Class A Series 2 and Series 3 preferred shares are past their respective earliest redemption date and MFC may redeem these preferred shares, in whole or in part, at par at any time, subject to regulatory approval, as noted. MFC may redeem the Class 1 Series 4 preferred shares, in whole or in part, at any time, at $25.00 per share if redeemed on June 19, 2026 (the earliest redemption date) and on June 19 every five years thereafter, or at $25.50 per share if redeemed on any other date after June 19, 2021, subject to regulatory approval, as noted.

(3)
Redemption of all LRCN series notes is subject to regulatory approval. MFC may at its option redeem each series in whole or in part, at a redemption price equal to par, together with accrued and unpaid interest. The redemption period for Series 1 is every five years during the period from May 19 to and including June 19, commencing in 2026. The redemption period for Series 2 is every five years during the period from February 19 to and including March 19, commencing in 2027. After the first redemption date, the redemption period for Series 3 is every five years during the period from May 19 to and including June 19, commencing in 2032.

(4)	Net of after-tax issuance costs.
(5)
On the earliest redemption date and every five years thereafter, the annual dividend rate will be reset to the five-year Government of Canada bond yield plus a yield specified for each series. The specified yield for Class 1 preferred shares is: Series 3 – 1.41%, Series 9 – 2.86%, Series 11 – 2.61%, Series 13 – 2.22%, Series 15 – 2.16%, Series 17 – 2.36%, Series 19 – 2.30% and Series 25 – 2.55%.

(6)
On the earliest redemption date and every five years thereafter, Class 1 preferred shares are convertible at the option of the holder into a new series that is one number higher than their existing series, and the holders are entitled to non-cumulative
preferential cash dividends, payable quarterly if and when declared by the Board of Directors, at a rate equal to the three-month Government of Canada Treasury bill yield plus the rate specified in footnote 5 above.

(7)	The floating dividend rate for the Class 1 Series 4 preferred shares equals the three-month Government of Canada Treasury bill yield plus 1.41%.
(8)	MFC redeemed in full the Class 1 Series 7 and Class 1 Series 23 preferred shares at par, on March 19, 2022, which is the earliest redemption date.
(9)
MFC did not exercise its right to redeem all or any of the outstanding Class 1 Series 9 preferred shares on September 19, 2022, which is the earliest redemption date. The dividend rate was reset as specified in footnote 5 above to an annual fixed rate of 5.978%, for a five-year period commencing on September 20, 2022.

(10)
Non-payment of distributions or principal on any LRCN series notes when due will result in a recourse event. The recourse of each noteholder will be limited to their proportionate amount of the Limited Resource Trust’s assets which comprise of Class 1 Series 27 preferred shares for LRCN Series 1 notes, Class 1 Series 28 preferred shares for LRCN Series 2 notes, and Class 1 Series 29 preferred shares for LRCN Series 3 notes. All claims of the holders of LRCN series notes against MFC will be extinguished upon receipt of the corresponding trust assets. The Class 1 Series 27, Class 1 Series 28, and Class 1 Series 29 preferred shares are eliminated on consolidation while being held in the Limited Recourse Trust.

(11)
The LRCN Series 1 distribute at a fixed rate of 3.375% payable semi-annually, until June 18, 2026; on June 19, 2026 and every five years thereafter until June 19, 2076, the rate will be reset at a rate equal to the five-year Government of Canada yield as defined in the prospectus, plus 2.839%. The LRCN Series 2 distribute at a fixed rate of 4.10% payable semi-annually, until March 18, 2027; on March 19, 2027 and every five years thereafter until March 19, 2077, the rate will be reset at a rate equal to the five-year Government of Canada yield as defined in the prospectus, plus
2.704
%. The LRCN Series 3 distribute at a fixed rate of 7.117% payable semi-annually, until June 18, 2027; on June 19, 2027 and every five years thereafter until June 19, 2077, the rate will be reset at a rate equal to the five-year Government of Canada yield as defined in the prospectus, plus 3.95%.

(b) Common shares
The following table presents changes in common shares issued and outstanding.

	2022		2021
For the years ended December 31,	Number of shares (in millions)	Amount	Number of shares (in millions)	Amount
Balance, January 1	1,943	$23,093	1,940	$23,042
Repurchased for cancellation	(79)	(938)	–	–
Issued on exercise of stock options and deferred share units	1	23	3	51
Total	1,865	$22,178	1,943	$23,093
Normal Course Issuer Bid
On February 1, 2022, the Company announced that the Toronto Stock Exchange (“TSX”) approved a normal course issuer bid (“NCIB”) permitting the purchase for cancellation of up to

97

million common shares. Under this NCIB which commenced on February 3, 2022, and expired on February 2, 2023, MFC purchased for cancellation
85.8

million
of its common shares at an average price of
$
23.99

per share for a total cost of
$
2,060
,

which represent 4.4
% of its issued and outstanding common shares.
During the year ended December 31, 2022, the Company purchased and subsequently cancelled

78.9
million shares for $1,884. Of this, $938 was recorded in common shares and $946 was recorded in retained earnings in the Consolidated Statements of Changes in Equity.
On February 15, 2023, the Company announced, subject to the approval of the TSX, its intention to launch an NCIB permitting the purchase for cancellation of up to 55.7 million common shares, representing approximately 3% of its issued and outstanding common shares. Purchases under the NCIB may commence after the TSX has accepted the notice of intention and continue for up to one year, or such earlier date as the Company completes its purchases.
(c) Earnings per share
The following table presents basic and diluted earnings per common share of the Company.

For the years ended December 31,	2022	2021
Basic earnings per common share	$3.68	$3.55
Diluted earnings per common share	3.68	3.54
The following is a reconciliation of the number of shares in the calculation of basic and diluted earnings per share.

For the years ended December 31,	2022	2021
Weighted average number of common shares (in millions)	1,910	1,942
Dilutive stock-based awards (1) (in millions)	3	4
Weighted average number of diluted common shares (in millions)	1,913	1,946

(1)
The dilutive effect of stock-based awards was calculated using the treasury stock method. This method calculates the number of incremental shares by assuming the outstanding stock-based awards are (i) exercised and (ii) then reduced by the number of shares assumed to be repurchased from the issuance proceeds, using the average market price of MFC common shares for the year. Excluded from the calculation was a weighted average of 9 million (2021 – nil million) anti-dilutive stock-based awards.

(d) Quarterly dividend declaration subsequent to year end
On February 15, 2023, the Company’s Board of Directors approved a quarterly dividend of $0.365 per share on the common shares of MFC, payable on or after March 20, 2023 to shareholders of record at the close of business on February 28, 2023.
The Board also declared dividends on the following
non-cumulative
preferred shares, payable on or after March 19, 2023 to shareholders of record at the close of business on February 28, 2023.

Class A Shares Series 2 – $0.29063 per share	Class 1 Shares Series 13 – $0.275875 per share
Class A Shares Series 3 – $0.28125 per share	Class 1 Shares Series 15 – $0.236625 per share
Class 1 Shares Series 3 – $0.14675 per share	Class 1 Shares Series 17 – $0.2375 per share
Class 1 Shares Series 4 – $0.34089 per share	Class 1 Shares Series 19 – $0.229688 per share
Class 1 Shares Series 9 – $0.373625 per share	Class 1 Shares Series 25 – $0.29375 per share
Class 1 Shares Series 11 – $0.295688 per share